Income Tax Expense - Components of Provision for Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Current	$ (3,398)	$ (1,943)	$ (6,563)	$ (4,057)
Deferred	205	70	572	(316)
Income tax expense	$ (3,193)	$ (1,873)	$ (5,991)	$ (4,373)